Inventory	12 Months Ended
Dec. 31, 2018
Inventory [Abstract]
INVENTORY
Inventory consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2018	2017
Fuel	$213	$180
Materials	241	216
Emission credits (1)	20	22
	$474	$418
(1) The NEGG facilities are subject to the Acid Rain Program for sulphur dioxide emissions and the Regional Greenhouse Gas Initiative for carbon dioxide emissions. The emission credits inventory balance represents the credits purchased to offset the other current liabilities and other long-term liabilities associated with these programs.